First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
August 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 99.7%
	Capital Markets – 99.7%
65,000	Apollo Investment Corp.	$905,450
125,000	Ares Capital Corp. (a)	2,635,000
100,000	Bain Capital Specialty Finance, Inc. (a)	1,711,000
390,000	Barings BDC, Inc. (a)	3,919,500
112,000	BlackRock TCP Capital Corp. (a)	1,027,040
160,000	Blackstone Secured Lending Fund (a)	4,824,000
250,000	Blue Owl Capital Corp. III	3,690,000
71,000	Capital Southwest Corp. (a)	1,798,430
42,565	Crescent Capital BDC, Inc. (a)	782,345
38,500	FS KKR Capital Corp. (a)	778,855
135,000	Goldman Sachs BDC, Inc. (a)	1,907,550
260,000	Golub Capital BDC, Inc. (a)	3,871,400
330,000	Hercules Capital, Inc. (a)	6,326,100
90,000	Kayne Anderson BDC, Inc.	1,462,500
111,000	Main Street Capital Corp. (a)	5,483,400
353,000	New Mountain Finance Corp. (a)	4,345,430
100,000	Nuveen Churchill Direct Lending Corp. (a)	1,778,000
90,000	Oaktree Specialty Lending Corp.	1,541,700
98,000	OFS Capital Corp. (a)	805,560
84,528	Palmer Square Capital BDC, Inc.	1,369,353
256,000	PennantPark Investment Corp. (a)	1,804,800
44,000	Portman Ridge Finance Corp.	821,480
197,000	Sixth Street Specialty Lending, Inc. (a)	4,184,280
161,000	SLR Investment Corp. (a)	2,566,340
48,000	Trinity Capital, Inc.	673,920
	Total Common Stocks - Business Development Companies	61,013,433
	(Cost $59,480,299)
COMMON STOCKS – 11.4%
	Banks – 0.7%
10,000	Bank of America Corp.	407,500
	Capital Markets – 2.5%
11,000	Blackstone, Inc.	1,565,960
	Financial Services – 3.5%
4,500	Berkshire Hathaway, Inc., Class B (a) (b)	2,141,640
	Insurance – 0.4%
150	Markel Group, Inc. (b)	240,102
Shares	Description	Value

	Mortgage REITs – 4.3%
130,000	Annaly Capital Management, Inc. (a)	$2,620,800
	Total Common Stocks	6,976,002
	(Cost $5,009,351)
	Total Investments – 111.1%	67,989,435
	(Cost $64,489,650)
	Outstanding Loan – (14.0)%	(8,600,000)
	Net Other Assets and Liabilities – 2.9%	1,822,488
	Net Assets – 100.0%	$61,211,923

(a)	All or a portion of this security serves as collateral on the outstanding loan. At August 31, 2024, the segregated value of these securities amounts to $38,008,890.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments (Continued)
August 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2024 is as follows:
	Total Value at 8/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$61,013,433	$61,013,433	$—	$—
Common Stocks*	6,976,002	6,976,002	—	—
Total Investments	$67,989,435	$67,989,435	$—	$—

*	See Portfolio of Investments for industry breakout.